Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 61.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,484,570	$16,686,197
Janus Henderson Enterprise Fund - Class N Shares£	141,122	19,488,937
Janus Henderson European Focus Fund - Class N Shares£	386,847	18,738,593
Janus Henderson Growth and Income Fund - Class N Shares£	302,862	19,957,667
Janus Henderson Overseas Fund - Class N Shares£	663,701	31,379,674
Janus Henderson Research Fund - Class N Shares£	310,295	23,817,135
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	41,031	592,490
Janus Henderson Triton Fund - Class N Shares£	5,262	134,856
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	581,324	6,673,531
		137,469,080
Exchange-Traded Funds (ETFs) – 28.7%
iShares Core International Aggregate Bond	231,883	11,591,831
iShares Russell 2000 Value	72,109	10,887,017
Janus Henderson Emerging Markets Debt Hard Currency£	101,906	5,185,986
Janus Henderson Small Cap Growth Alpha£	4,177	254,212
Vanguard FTSE Emerging Markets	594,631	26,912,999
Vanguard Value	55,982	9,670,331
		64,502,376
Fixed Income Funds – 9.1%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,131,911	8,670,434
Janus Henderson Flexible Bond Fund - Class N Shares£	1,225,397	11,420,193
Janus Henderson High-Yield Fund - Class N Shares£	47,440	342,042
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	32,168	92,322
		20,524,991
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£	2,461,434	2,461,926
Total Investments (total cost $217,597,370) – 100.0%		224,958,373
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(93,063)
Net Assets – 100%		$224,865,310

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 73.7%
Equity Funds - 61.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$12,142,610	$5,521,380	$(1,110,125)	$204,832	$(72,500)	$16,686,197	1,484,570	$8,363,315	$(7,861,897)
Janus Henderson Enterprise Fund - Class N Shares
	20,741,233	1,737,937	(2,653,483)	8,424	(345,174)	19,488,937	141,122	23,251,316	(21,822,257)
Janus Henderson European Focus Fund - Class N Shares
	-	19,749,925	(119,720)	(2,327)	(889,285)	18,738,593	386,847	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,778,352	3,390,057	(3,554,391)	(192,552)	(2,463,799)	19,957,667	302,862	38,547,053	(35,483,834)
Janus Henderson Overseas Fund - Class N Shares
	60,548,620	1,805,634	(32,263,957)	6,649,457	(5,360,080)	31,379,674	663,701	1,001,713	-
Janus Henderson Research Fund - Class N Shares
	18,485,383	8,330,746	(1,641,151)	(26,898)	(1,330,945)	23,817,135	310,295	7,391,475	(6,456,934)
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	1,248,808	112,416	(645,606)	(16,647)	(106,481)	592,490	41,031	10,914,635	(10,819,573)
Janus Henderson Triton Fund - Class N Shares
	464,600	39,193	(341,035)	14,583	(42,485)	134,856	5,262	6,520,922	(6,488,184)
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	3,379,965	3,486,877	(326,389)	25,905	107,173	6,673,531	581,324	32,996,787	(32,841,392)
Total Equity Funds - 61.1%
	$139,789,571	$44,174,165	$(42,655,857)	$6,664,777	$(10,503,576)	$137,469,080	3,917,014	$128,987,216	$(121,774,071)

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$5,245,369	$(30,592)	$(264)	$(28,527)	$5,185,986	101,906	$-	$-
Janus Henderson Small Cap Growth Alpha
	2,770,504	39,856	(2,641,483)	127,398	(42,063)	254,212	4,177	31,634	-
Total Exchange-Traded Funds (ETFs) - 2.4%
	$2,770,504	$5,285,225	$(2,672,075)	$127,134	$(70,590)	$5,440,198	106,083	$31,634	$-
Fixed Income Funds - 9.1%
Janus Henderson Developed World Bond Fund - Class N Shares
	12,579,565	481,189	(4,580,949)	50,080	140,549	8,670,434	1,131,911	307,669	-
Janus Henderson Flexible Bond Fund - Class N Shares
	9,166,308	2,929,982	(801,306)	(45,176)	170,385	11,420,193	1,225,397	347,173	-
Janus Henderson High-Yield Fund - Class N Shares
	394,990	26,440	(78,818)	(3,281)	2,711	342,042	47,440	20,855	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	211,870	10,847	(132,971)	2,760	(184)	92,322	32,168	8,001	-
Total Fixed Income Funds - 9.1%
	$22,352,733	$3,448,458	$(5,594,044)	$4,383	$313,461	$20,524,991	2,436,916	$683,698	$-
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	3,560,383	6,385,491	(7,483,941)	(7)	-	2,461,926	2,461,434	150,361	-
Total Affiliated Investments - 73.7%
	$168,473,191	$59,293,339	$(58,405,917)	$6,796,287	$(10,260,705)	$165,896,195	8,921,447	$129,852,909	$(121,774,071)

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$137,469,080	$-	$-
Exchange-Traded Funds (ETFs)	64,502,376	-	-
Fixed Income Funds	20,524,991	-	-
Money Markets	-	2,461,926	-
Total Assets	$222,496,447	$2,461,926	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70269 05-25